Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating loss carrying forward	$ 1,891,291	$ 1,706,177
Share-based compensation	259,023	195,422
Lease liabilities	14,704	21,281
Others	93,891	25,249
Less: Deferred tax liability	(169,184)	(201,872)
Less: Valuation allowance on deferred tax assets	(2,045,531)	(1,626,832)
Deferred tax assets, net	44,194	119,425
Deferred tax liability
Changes in fair value of short-term investments	37,179	22,879
Downward adjustments in investments in non-marketable securities	(5,781)	(6,153)
Right-of-use assets	12,105	15,739
Unbilled revenue	147,941	349,045
Less: Deferred tax assets	(169,184)	(201,872)
Deferred tax liability, net	$ 22,260	$ 179,638